Label	Element	Value
AdvisorShares Treesdale Rising Rates ETF (Prospectus Summary) | AdvisorShares Treesdale Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES TREESDALE RISING RATES ETF NYSE Arca Ticker: HDGB
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Treesdale Rising Rates ETF generally seeks to produce higher total return in a rising interest rate environment.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. The Fund is new and does not yet have a portfolio turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily taking positions in mortgage-related products with interest-only cash flows while managing duration risk with liquid interest rate products. To employ the Fund's strategy, Treesdale Partners, LLC (the “Sub-Advisor”) seeks to generate enhanced returns in an environment of rising interest rates by investing principally in agency interest-only mortgage-backed securities and interest-only swaps to maintain a negative portfolio duration with a generally positive current yield. Interest-only instruments receive only the interest portion of the underlying debt cash flows that consist of both interest and principal. The mortgage-related instruments in which the Fund invests are intended to provide significant negative duration exposure and will generally benefit from rising interest rates. The overall duration of the Fund's fixed income investments generally will range from -5 to -15 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. A negative duration is equivalent to a short position in a debt instrument, exhibiting price sensitivity that is the opposite of a positive duration debt instrument. The longer a security's duration, the more sensitive it will be to changes in interest rates.  A portfolio with negative duration generally incurs a loss when interest rates and yields fall.  To counter the impact of such potential losses, the Fund's negative duration may be partly offset with long positions in U.S. Treasury obligations, interest rate swaps and other positive duration products. The debt securities in the Fund's portfolio are backed by U.S. agency mortgage-backed securities, which are high quality and comparable to Aa-Aaa rated instruments.

In determining the Fund's investment allocations, the Sub-Advisor will perform both top-down and security specific analysis. The overall negative duration target and allocation to specific subsectors of the mortgage interest-only and derivatives markets are based on high-level macro and relative value analysis across fixed income markets. Using these targets, allocations to individual positions are made based on detailed value analysis. Liquid U.S. Treasury obligations and interest rate swaps are used to adjust the portfolio to certain negative duration targets. While the U.S. Treasury and rate swap hedges may be rebalanced daily, the core mortgage portfolio will be less frequently rebalanced. The Sub-Advisor expects to invest, under normal circumstances, a minimum of 20% of the Fund's assets in derivatives.

To mitigate idiosyncratic prepayment risks and other dimensions of bond risk, the Sub-Advisor seeks to diversify the Fund's portfolio. To hedge against the risk of a large downward move in interest rates, the Sub-Advisor may also purchase options on interest rates.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	under normal circumstances, a minimum of 20% of the Fund's assets in derivatives.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

ETF Market Risk. In stressed market conditions, the market for exchange-traded fund (“ETF”) shares may become less liquid in response to deteriorating liquidity in the markets for the ETF's underlying portfolio holdings. This adverse effect on liquidity for the ETF's shares in turn can lead to differences between the market price of the ETF's shares and the underlying value of those shares.

Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities also are subject to prepayment and credit risks.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Income Risk. The income from the Fund's investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund portfolio's current earnings rate.

Interest Rate Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations than other fixed income securities and their exposure will generally be limited to the period of time until the interest rate on the security is reset.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mortgage-Backed Securities Risk. Impairment of the value of collateral underlying a mortgage-backed security (for example, due to non-payment of loans) may result in a reduction in the value of such security.

Options Risk. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The value of the Fund's positions in options fluctuates in response to changes in the value of the underlying security. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management as well as the ability of the Fund to meet other current obligations.

Prepayment Risk. The Fund may invest in mortgage-related securities, which, like other debt securities, may be paid off early when the issuer of a debt security can repay the principal prior to a security's maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”) the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund's investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund's shares. There can be no assurance that an active trading market for the Fund's shares will develop or be maintained. In addition, trading shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading shares inadvisable.

U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Treesdale Rising Rates ETF (Prospectus Summary) | AdvisorShares Treesdale Rising Rates ETF | AdvisorShares Treesdale Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.15%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.45%	[1]
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.60%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor for any reason upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements made during the immediately preceding three-year period.
1 YEAR	rr_ExpenseExampleYear01	$ 127
3 YEARS	rr_ExpenseExampleYear03	$ 470

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor for any reason upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust's Board of Trustees may permit the Advisor to retain the difference between the Fund's total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements made during the immediately preceding three-year period.